CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 155,235,401	$ 41,779,594
Due from related parties, current	$ 3,923,315	$ 558,327
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade, net	$ 4,132,282	$ 10,616,573
Inventories	260,555	893,569
Prepaid expenses and other assets	1,584,015	915,244
Total current assets	165,135,568	54,763,307
NON-CURRENT ASSETS:
Vessels, net	88,708,051	92,486,178
Restricted cash	350,000	700,000
Due from related parties	$ 1,590,501	$ 1,708,474
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non current	$ 357,769	$ 5,199,999
Deferred charges, net	1,420,574	2,621,145
Investment in related party	50,541,667	0
Total non-current assets	142,968,562	102,715,796
Total assets	308,104,130	157,479,103
CURRENT LIABILITIES:
Current portion of long-term debt, net	1,311,289	2,606,302
Due to related parties	$ 315,000	$ 0
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 3,187,728	$ 1,643,468
Deferred revenue	310,000	0
Accrued liabilities	2,735,007	2,269,281
Total current liabilities	7,859,024	6,519,051
NON-CURRENT LIABILITIES:
Long-term debt, net	3,902,497	10,463,172
Total non-current liabilities	3,902,497	10,463,172
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	119,601,410	0
SHAREHOLDERS' EQUITY:
Former Net Parent Company investment	0	140,496,912
Common shares, $0.001 par value; 1,000 and 3,900,000,000 shares authorized; 1,000 and 19,021,758 shares issued; 1,000 and 18,978,409 shares (net of treasury shares) outstanding as of December 31, 2022, and December 31, 2023 respectively	19,022	1
Preferred shares, $0.001 par value: 0 and 100,000,000 shares authorized; Series B preferred shares: 0 and 40,000 shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively	40	0
Additional paid-in capital	57,244,290	0
Treasury shares; 0 and 43,349 shares as of December 31, 2022 and 2023, respectively	(223,840)	0
Due from stockholder	0	(1)
(Accumulated deficit)/Retained Earnings	119,701,687	(32)
Total shareholders' equity	176,741,199	140,496,880
Total liabilities, mezzanine equity and shareholders' equity	308,104,130	157,479,103
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 119,601,410	$ 0